Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Schedule of Prepaid Expenses and Other Current Assets [Abstract]
Value added tax recoverable	$ 398,694	$ 275,765
Deposits	151,341	111,749
Prepaid expenses	108,894	50,981
Payment on behalf of others	3,303	3,337
Receivable from disposal of a vehicle		83,939
Others	2,795	13,760
Prepaid expenses and other current assets	$ 665,027	$ 539,531